Statements of Common Stockholder's Equity - USD ($) $ in Millions		Total	Common Stock	Other Paid-In Capital	AOCI	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2022			13,628,447
Beginning balance at Dec. 31, 2022		$ 3,968	$ 136	$ 2,742	$ (5)	$ 1,095
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		125				125
Comprehensive income		0
Stock-based compensation	[1]	5		5
Equity contribution from parent		30		30
Ending balance (in shares) at Dec. 31, 2023			13,628,447
Ending balance at Dec. 31, 2023		4,128	$ 136	2,777	(5)	1,220
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		(9)
Ending balance at Mar. 31, 2024		4,261
Beginning balance (in shares) at Dec. 31, 2023			13,628,447
Beginning balance at Dec. 31, 2023		4,128	$ 136	2,777	(5)	1,220
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		242			0	242
Comprehensive income		1			1
Stock-based compensation	[1]	6		6
Equity contribution from parent		740		740
Cash dividend declared on common stock		$ (150)				(150)
Ending balance (in shares) at Dec. 31, 2024		13,628,447	13,628,447
Ending balance at Dec. 31, 2024		$ 4,967	$ 136	3,523	(4)	1,312
Beginning balance at Mar. 31, 2024		4,261
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		55
Ending balance at Jun. 30, 2024		4,917
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		107
Ending balance at Sep. 30, 2024		5,026
Beginning balance at Dec. 31, 2024		4,967	$ 136	3,523	(4)	1,312
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		47
Ending balance at Mar. 31, 2025		$ 4,986
Beginning balance (in shares) at Dec. 31, 2024		13,628,447	13,628,447
Beginning balance at Dec. 31, 2024		$ 4,967	$ 136	3,523	(4)	1,312
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		306				306
Comprehensive income		0
Stock-based compensation	[1]	7		7
Cash dividend declared on common stock		$ (120)				(120)
Ending balance (in shares) at Dec. 31, 2025		13,628,447	13,628,447
Ending balance at Dec. 31, 2025		$ 5,160	$ 136	$ 3,530	$ (4)	$ 1,498
Beginning balance at Mar. 31, 2025		4,986
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		62
Ending balance at Jun. 30, 2025		5,049
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		118
Ending balance at Sep. 30, 2025		$ 5,079

[1]	In the form of FE common equity granted to certain JCP&L employees primarily related to the 401(k) Savings Plan.